FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Operating expenses:
Selling and marketing expenses	$ 64,763	$ 41,059	$ 28,879
General and administrative expenses	65,422	52,331	32,053
Total operating expenses	133,901	94,791	62,535
Income from operations	26,002	41,047	33,364
Interest income	785	699	93
Interest expense	(4,603)	(2,466)	(1,331)
Income tax expenses	5,838	13,280	10,101
Net income attributable to iKang Healthcare Group, Inc.	18,325	27,113	21,607
PARENT COMPANY
Operating expenses:
Selling and marketing expenses		15
General and administrative expenses	5,000	10,536	2,457
Total operating expenses	5,000	10,551	2,457
Income from operations	(5,000)	(10,551)	(2,457)
Interest income	24	25	11
Interest expense	(2)		(18)
Equity in earnings of subsidiaries and VIE entities	23,303	37,639	24,071
(Loss)/gain from equity method investment	23,303	37,639	24,071
Income before provision for income taxes	18,325	27,113	21,607
Net income attributable to iKang Healthcare Group, Inc.	$ 18,325	$ 27,113	$ 21,607